Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum rental payments, operating leases:
2018	$ 998
2019	922
2020	925
2021	123
2022	123
2023	41
Total	3,132
Premises [Member]
Future minimum rental payments, operating leases:
2018	946
2019	922
2020	925
2021	123
2022	123
2023	41
Total	3,080
Motor vehicles [Member]
Future minimum rental payments, operating leases:
2018	52
2019
2020
2021
2022
2023
Total	$ 52